Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Risk Management [Abstract]
Disclosure of capital risk management

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Borrowings	3,170,977	3,184,512	3,097,742
Obligations relating to finance leases	139,239	21,544	—
Due to related parties(1)	194,628	21,306	125,000
Less:
Cash and cash equivalents	235,734	199,388	225,040
Restricted cash	133,389	106,869	8,540
Net debt	3,135,721	2,921,105	2,989,162
Total equity	244,899	597,802	793,033
Total equity and net debt	3,380,620	3,518,907	3,782,195
Net debt to capitalization ratio	93%	83%	79%
(1)Includes borrowings from related parties. Refer to Note 20.

Summary of foreign currency risk by asset and liability type	The following tables set out the Partnership's currency exposure of financial instruments as at December 31, 2020, December 31, 2019 and January 1, 2019:

(in thousands of U.S. Dollars)	December 31, 2020
	USD	NOK	AUD	GBP	CAD	EUR	BRL	Other	Total
Financial assets
Current assets	470,906	31,940	123	48,068	8,914	1,651	3,536	4,672	569,810
Non-current assets	87,274	737	—	—	—	—	—	—	88,011
Total	558,180	32,677	123	48,068	8,914	1,651	3,536	4,672	657,821
Financial liabilities
Current liabilities	592,664	9,815	10,985	4,174	—	2,324	419	530	620,911
Non-current liabilities	3,159,205	5,043	—	3,548	192	541	914	443	3,169,886
Total	3,751,869	14,858	10,985	7,722	192	2,865	1,333	973	3,790,797

(in thousands of U.S. Dollars)	December 31, 2019
	USD	NOK	AUD	GBP	CAD	EUR	BRL	Other	Total
Financial assets
Current assets	301,862	36,271	5,400	9,014	6,509	26,335	25,390	7,194	417,975
Non-current assets	109,231	—	—	—	—	—	—	—	109,231
Total	411,093	36,271	5,400	9,014	6,509	26,335	25,390	7,194	527,206
Financial liabilities
Current liabilities	458,911	4,061	212	3,523	1,404	1,204	574	4,268	474,157
Non-current liabilities	3,031,105	6,597	—	3,894	209	639	109	—	3,042,553
Total	3,490,016	10,658	212	7,417	1,613	1,843	683	4,268	3,516,710

(in thousands of U.S. Dollars)	January 1, 2019
	USD	NOK	AUD	GBP	CAD	EUR	BRL	Other	Total
Financial assets
Current assets	352,211	41,662	4,962	4,907	6,807	3,793	16,088	5,282	435,712
Non-current assets	38,611	987	—	—	—	10	—	2,938	42,546
Total	390,822	42,649	4,962	4,907	6,807	3,803	16,088	8,220	478,258
Financial liabilities
Current liabilities	769,538	10,942	—	1,607	356	3,749	1,368	1,695	789,255
Non-current liabilities	2,688,059	9,004	—	—	—	—	—	—	2,697,063
Total	3,457,597	19,946	—	1,607	356	3,749	1,368	1,695	3,486,318

Sensitivity analysis of currency risk
The Partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the United States dollar is summarized below:

(in thousands of U.S. Dollars)	December 31, 2020
	10% decrease	10% increase
Norwegian Krone	(1,782)	1,782
British Pound	(4,035)	4,035
Other	(255)	255

(in thousands of U.S. Dollars)	December 31, 2019
	10% decrease	10% increase
Norwegian Krone	(2,561)	2,561
British Pound	(160)	160
Other	(6,221)	6,221